Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Registrant Name	Akari Therapeutics Plc
Entity Central Index Key	0001541157
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	AKTX
Title of 12(b) Security	American Depositary Shares, each representing 100 Ordinary Shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	3,847,331,923